Borrowings (Details) - Schedule of aggregate maturities of long-term borrowings - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Aggregate Maturities Of Long Term Borrowings Abstract
2023 (April to December)	$ 5,060,524
2024	537,633
2025	387,004	$ 2,783,060
2026	102,060,364	539,954
Total: aggregate maturities of long-term borrowings	108,045,525	103,833,008
Less: carrying value of unamortized borrowings financing costs	(16,798,321)	15,486,360
Net maturities of long-term borrowings	91,247,204
Less: current portion of long-term borrowings	(5,196,952)	(2,783,060)
Long-term borrowings	$ 86,050,252	$ 85,563,558